UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        5
and
THE INVESTMENT COMPANY ACT OF 1940                                             6


The O/Higgins Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr.  Wayne, PA  19087
(Address of Principal Executive Offices)

610-688-6839
(Registrants Telephone Number)

Bernard B. Klawans  1375 Anthony Wayne Dr  Wayne PA. 19087
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering ON 03/19/01
            pursuant to rule 485 pparagraph (b) POS



Calculation of Registration Fee Under the Securities Act of 1933

 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount of
  being Registered       Registered      Offering      Aggregate       Registra-
                                          Price      Offering Price    tion  Fee

                    None being requested at this time.

[Outside front cover]




                                                   THE O'HIGGINS FUND

                                                       Prospectus
                                                     March 19, 2001
















                                         Like all mutual funds, the Securities
                                         and Exchange Commission has  not  ap-
                                         proved or disapproved of these secur-
                                         ities offered  in the Prospectus  and
                                         has  not passed upon  the accuracy or
                                         adequacy of this Prospectus.  Any re-
                                         presentation to  the  contrary  is  a
                                         criminal offense.

        RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

                     Fund Investment Objectives/Goals
The Fund seeks to provide appreciation through application of a proprietary 28 year back tested asset allocation model.

                 Principal Investment Strategies of the Fund
The strategy used in managing the Fund's portfolio generally follows that given in detail in Mr. Michael O'Higgins book "Beating The Dow - With Bonds". It is summarized in the next paragraph.

Portfolio Management: The Asset Class selection worksheet follows
       1. Standard & Poor's Industrial Index Earnings Yield     ____________%
       2. 10-year U.S. Government T-bond Yield to Maturity      ____________%
       3. Adjustment Factor                                           + 0.30%
       4. Estimated 10 Year AAA Corporate Bond Yield  (2 + 3)  _____________%
       5. Item 1 -Item 4  (the difference in yield)            _____________%
           Positive answers in Item 5 indicate purchase of 20 of the lowest dollar priced securities of the 100 highest yielding stocks in the S&P Industrial Index. Proceed to Item 6 if negative.
       6. Last Week Gold Price Per Troy Ounce                        $______
       7. Year-Ago Gold Price Per troy Ounce                         $______
       8. Item 6- Item 7 (1 year change in the price of gold)        $______
           Positive answers in Item 8 indicate purchase of US Treasury bills that mature within a year. Negative answers indicate the highest yielding US Government zero Coupond Bonds matur-ing in 20 years or more.

The Fund's strategy differs slighty from the book's methology. It must meet the diversification requirement of no more than 5% of any one security at the time of purchase when it is in securities to be eligible for exemption from paying corporate income taxes under Subchapter M of the Internal Revenue Service Code. That is why the Fund purchases 20 S&P Industrial Index Stocks instead of 5 Dow Jones Industrial Stocks. Another difference entails periodic use of the work-sheet used to determine the optimum asset class selection rather than waiting an entire year. The third difference is maintainence of a sufficient cash position to be able to meet redemption requirements in a timely fashion. These variances are believed to have no significant effects on the methology perfrmance. Use of this model results in almost 100% investments either in 20 of the lowest dollar priced securities of the 100 highest yielding stocks in the S&P Industrial Index or short-term US Treasury Notes or long-term US zero Coupon Bonds.

                   Principal Risks of Investing in the Fund
Narrative Risk Disclosure: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio or the effect of in-terest rates on our debt security holdings. The Fund's approach of either being in stocks or short-term US Treasury Notes or long-term US zero Coupon Bonds could impact total returns or principal by being in the wrong type of security at the wrong time. Also, the methodology to be used that has worked well in theory in past markets is untried in future markets. It, therefore, must be realized that there is no assurance the method will be successful. Loss of mon-ey is a risk of investing in this Fund (See Footnote).

Non-diversification Policy: The Fund is non-diversified which means that  it may

  Footnote: Bonds prices increase as interest rates decline and decrease as rates increase. The effect on short-term Treasury notes is about directly proportional to the change. However, the price movement is exaggerated in the case of long-term zero Coupon Bonds because no interest is paid until maturity.

invest a relatively high percentage of its assets in a limited number of securi-ties. As a result, the Fund may be more susceptible to a single negative eco-nomic, political or regulatory occurrence. The Fund seeks only enough diversi-fication in its security selections to maintain its federal non-taxable status under Subchapter M of the Internal Revenue Code.

Risk/Return Bar Chart and Table: The bar chart and table below provide an indi-cation of the risk of investing in the Fund by comparing its performance since inception with that of a broad based mnarket index, the S&P 500. Please keep in mind that the Fund's presented performamce does not indiate how it may perform in the future.

                              Performance Bar Chart
                                                            (annualized)
                                       2000         1999        1998
              The O'Higgins Fund      29.99%      -20.45%      15.90%
              S&P 500 Index          -10.14%       19.50%      26.31%

Since inception, January 30, 1998, the highest return for a calendar quarter was 20.57% (quarter ended March 2000) and the lowest return was -10.23% (quarter ended March 1999).
                                                            Since Inception
   Average annual total returns           1 year           January 30, 1998
    The O'Higgins Fund                    29.99%                 6.60%
    S&P 500 Index                        -10.14%                11.88%


                      RISK/RETURN SUMMARY: FEE TABLE

                      Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
    Maximum Sales Charge(Load) Imposed on Purchases:               None
    Maximun Deferred Sales Charge (Load):                          None
    Maximun Sales Charge (Load) on Reinvested Dividends:           None
    Redemption Fee:                                                None
    Exchange Fee:                                                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
    Management Fees:                                               1.00%
    Distribution [and/or Service] (12b-1) Fees:                    None
    Other Expenses:                                                0.49%
      Total Annual Fund Operating Expenses:                        1.49%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then re-deem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds operating ex-penses remain the same. Although your actual costs may be lower, based on these assumptions your costs would be:

             1 year        3 years       5 years      10 years
             $  156        $   486       $   838      $  1,830


   INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

                             Investment Objectives
The Fund seeks to provide appreciation through application of a proprietary 28 year back tested asset allocation model. Use of this model results in almost 100% investments either in 20 of the lowest dollar priced securities of the 100 highest yielding stocks in the S&P Industrial Index or short-term US Treasury Notes or long-term US zero Coupon Bonds. It must be realized, as is true of al-most all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.


                       Principal Investment Strategies
Security Selection Criteria: As stated in the section Principal Investment Stra-tegies of the Fund on page 2, Asset Allocations and Security Selections recom-mended by our Investment Adviser follows the methodology described in detail in the book "Beating The Dow - With Bonds".

Portfolio Turnover Policy: Portfolio turnover depends upon directions indicated by the publicly available indicators we use. Research indicated that asset changes more often than yearly do not tend to improve performance. Accordingly, the turnover rate should not exceed 100% wherein turnover is computed by divid-ing the lesser of the Fund's total purchases or sales of securities within the year by the average monthly portfolio value of the Fund during the year. If this occurs, brokerage expenses and the effect of capital gains taxes on share-holder dividends could be higher than those expected from a mutual fund with lower turnover which could have a negative affect on the Funds relative perfor-mance. Turnover of the Fund's portfolio of securities was 18% in 2000, 0% in 1999 and 10% in 1998. The Fund was 96.7% in 30 year US zero Coupon Bonds at the end of 2000.


                                  Risks
As said under Narrative Risk Disclosure on page 2, the Fund's total return, like stock prices generally, will go up and down such that an investor may lose money over short and even long periods of time. The Fund's approach of either being in stocks or US Treasury Notes or US zero Coupon Bonds could impact total re-turns or principal by being in the wrong type of security at the wrong time. Also, the methodology to be used that has worked well in theory in past markets is untried in future markets. It, therefore, must be realized that there is no assurance the method will approximate past calculated favorable performance.


                 MANAGEMENTS DISCUSSION OF FUND PERFORMANCE

The market continuing advance to new historic levels has reduced the earning yields of stocks in turn to historic lows. This, in turn, may skew the results obtained with the Asset Allocation Model the Fund employs. Notwithstanding, market anomalies have always corrected themselves in the past and, although there is no assurance, it may be expected to continue to do so. A bar chart comparing an investment of $10,000 in the Fund since inception, January 30, 1998 with the S&P 500 Index performance over the same period appears as:

          Bar Chart
                                          2000     1999     1998
                   O'Higgins Fund        11,979    9,215   11,590
                   S&P 500 Index         13,564   15,094   12,631


                   MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

                                     Management
Investment Adviser: The Valley Forge Management Corp. (VFMC) is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Its address and phone numbers are the same as the Fund. Mr. Bernard Klawans is the owner, di-rector and officer of VFMC and also president of the Fund.

On January 1, 1998 shareholders of the Fund approved a management and advisory contract with VFMC which was unanimously renewed by the Directors August 15, 2000. This Agreement will continue on a year to year basis provided that ap-proval is voted at least annually by specific approval of the Board of Direct-ors of the Fund or by vote of the holders of a majority of the outstanding vot-ing securities of the Fund. In either event, it must also be approved by a ma-jority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meet-ing called for the purpose of voting on such approval.

Under the Agreement, VFMC will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed of. The agreement may be terminated at any time, without payment of a penalty, by the Board of Directors or by vote of a majority of the outstanding voting secur-ities of the Fund on not more than 60 days written notice to VFMC. In the event of its assignment, the Agreement will terminate automatically. Ultimate decis-ions as to the investment policy and as to individual purchases and sales of se-curities are made by the Fund's officers and directors. For these services, the Fund will pay a fee of 1% per year on the net assets of the Fund. This fee is computed on the average daily closing net asset value of the Fund, is payable monthly and is higher than the fee paid by most other funds. VFMC would forgo sufficient fees to hold the total expenses of the Fund to less than 1.5% of the total assets.

All fees and expenses of the Fund incurred in 2000 were 1.54% of its averaged assets for the year. $1,491.42 will be paid by VFMC to the Fund in 2001 to bring the effective expense ratio back to 1.49 for 2000. This amount, $1,491.42 had no effect on the net asset value because it represented less than 1 cent in net asset value price.

VFMC has a contract with the Fund wherein it is required to follow the pro-prietary allocation model in managing the portfolio and to pay the salaries of those of the Funds employees who may be officers or directors or employees of VFMC. Fees, if any, of the custodian, registrar or transfer agents shall be paid by the Fund. The Fund also pays all other expenses, including fees and ex-penses of directors not affiliated with VFMC; legal and accounting fees; inter-est, taxes and brokerage commissions, recordkeeping and the expense of opera-ting its offices. VFMC has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges. It received $27,117 in management fees in 2000, $27,848 in management fees in 1999 and $0 in 1998.

Portfolio Manager: Mr. Klawans has been the portfolio manager of The O'Higgins Fund since the Fund's inception on January 30, 1998 and of the Valley Forge Fund since its inception in 1971. Although he manages the day to day operations of the Fund, his only remuneration comes from receipt of the management fee earned by VFMC for portfolio investment advice.

Legal Proceedings: As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

                               Capital Stock
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative. Therefore the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares cannot elect any person as a director.
                                      - 5 -

                            SHAREHOLDER INFORMATION

Who should invest: Investors who desire increases in net asset value and are willing to accept significant (both down and up) fluctations in share values in the pursuit of capital gains.

Who should not invest: Anyone who must live on unearned income and cannot re-place eroded capital.

                           Pricing of Fund Shares
When and How do We Price: The net asset value of the Fund's shares is determin-ed as of the close of each business day the New York Stock Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Presidents Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding.

Market Value of Securities: The market value of securities held by the Fund that are listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded are valued at the last bid price in such market. US Government Treasury Notes and zero Coupon Bonds are priced at their bid price published in the Wall Street Journal.

                            Purchase of Fund Shares
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above Section "Pricing of Fund Shares" The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applica-tions when, in the judgment of management, such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by applications submitted to the Fund. For the convenience of investors, a Share Purchase Application Form is included in requests for a Prospectus. The minimun initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

Fractional Shares: Fractional shares to four decimal places are offered by the Fund.

                           Redemption of Fund Shares
Endorsement Requirements: The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a nation-al bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

Redemption Price: The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Redemption Payment: Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Com-mission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

                              Dividends and Distributions
Re-Investments: The Fund will automatically use the taxable dividend and capi-tal gains distributions for purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

                                Tax Consequences
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "Regulated Investment Company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions: Distribution of any net long term capital gains realized by the Fund in 2001 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regula-tions. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identi-fication Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


                           DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are NO purchase or sales fees and no 12b-1 fees and no account maintenance fees whatsoever.

             FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPLEMENTAL DATA

The financial highlights table is intended to help you understand the Fund's fi-nancial performance since inception on January 30, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an in-vestment in the Fumd (assuming reinvestment of all dividends and distributions). This informations has been audited by Larson Allen Weishair & Co., LLP., whose report, along with the Fund's financial statements, are included in the State-ment of Additional Information, which is available upon request.

                                                  Years Ended December 31
                                               2000        1999        1998
Net asset value, beginning                 $    8.36   $   11.05    $   9.81

Net income from investment operations
  Investment income                             0.43        0.43        0.32
  Capital gains (losses) realized & unrealized  2.08       (2.69)       1.24
                                           ----------  ----------  ----------
Totals from investment operations               2.51       (2.26)       1.56

Less distributions:
  Dividends (from net investment income)        0.43        0.43        0.32
                                           ----------  ----------  ----------
Net asset value end of year                $   10.44   $    8.36   $   11.05
                                           ==========  ==========  ==========

Total return (annualized)                      29.99%     (20.49)%     17.34%

Net assets end of year                     $3,248,687  $2,822,765  $1,699,715
                                           ==========  ==========  ==========

Ratios to Average Net Assets:
  Expenses                                      1.54%       1.40%       0.00%
  Net investment income (annualized)            4.40%       4.60%       5.80%
  Portfolio turnover                            18.2%        0.0%       10.0%

[outside back cover]






                         WHERE TO GO FOR MORE INFORMATION

    You will find more information about THE O'HIGGINS FUND in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional Infor-mation cntains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the per-iod presented. In addition, market conditions and Fund strategies that signifi-cantly affected the Fund's performance are discussed.





      THERE ARE TWO WAYS TO GET A COPY OF ONE OR MORE OF THESE DOCUMENTS

1. Call or write for one, and a copy will be sent without charge.
                            THE O'HIGGINS FUND
                            1375 Anthony Wayne Dr.
                            Wayne, PA. 19087
                            1-800-548-1942

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the Securities and Exchange Com-mission at 1-800-SEC-0330 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee to the Pub-lic Reference Section of the SEC, Washington, D.C. 20549-6609.

         Please contact the Fund at the above address if you wish to request other information and/or make shareholder inquires.


                      WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategy of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future reference.








                  THE O'HIGGINS FUND - SEC file number 811-08465

                              THE O'HIGGINS FUND
                           1375 Anthony Wayne Drive
                              Wayne, PA.   19087

                               Telephone Numbers
                      610-688-6839           800-548-1942

                                    Part B
                      STATEMENT OF ADDITIONAL INFORMATION
                                March 19, 2001

This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated March 19, 2001. To obtain the Prospectus, you may write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS
          FUND HISTORY .................................................. 1
          DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
            Classification .............................................. 1
            Investment Strategies and Risks.... ......................... 1
            Fund Policies ............................................... 1
            Temporary Defensive Position and Portfolio Turnover ......... 2
            Portfolio Turnover .......................................... 2
          MANAGEMENT OF THE FUND
            Board of Directors .......................................... 2
            Management Information ...................................... 2
            Compensation and Sales Loads ................................ 2
          CONTRON PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
            Control Persons ............................................. 2
            Principal Holders ........................................... 3
            Management Ownership ........................................ 3
          INVESTMENT ADVISORY AND OTHER SERVICES
            Investment Adviser .......................................... 3
            Principal Underwriter........................................ 3
            Services Provided by Investment Adviser ..................... 3
            Third Party Payments and Service Agreements ................. 3
            Other Investment Advice ..................................... 3
            Dealer Reallowances and Other Services ...................... 3
          BROKERAGE ALLOWANCES AND OTHER PRACTICES
            Brokerage Transactions ...................................... 3
            Commissions ................................................. 3
            Brokerage Selection ......................................... 3
            Directed Brokerage and Regular Broker Dealers ............... 4
          CAPITAL STOCK AND OTHER SECURITIES
            Capital Stock and Other Securities .......................... 4
          PURCHASE, REDEMPTION, AND PRICING OF SHARES
            Purchase of Shares .......................................... 4
            Fund Reorganizations ........................................ 4
            Offering Price and Redemption in Kind ....................... 4
            Redemption in Kind .......................................... 4
          TAXATION OF THE FUND .......................................... 4
          UNDERWRITERS .................................................. 4
          CALCULATION OF PERFORMANCE DATA ............................... 4
          FINANCIAL STATEMENTS
            Auditors Report ............................................. 5
            Schedule of Investments in Securities - Dec. 31, 2000 ....... 6
            Statement of Assets & Liabilities - Dec. 31, 2000 ........... 7
            Statement of Operations, Year Ended Dec. 31, 2000 ........... 7
            Statement of Changes in Net Assets Yr Ended Dec 31 00 & 99... 8
            Notes to Financial Statements ............................... 8

                                 FUND HISTORY

THE O'HIGGINS FUND (also referred to as the "Fund") was incorporated in Penn-sylvania on January 1, 1998. The Fund's registered office is in Wayne PA. Mail May be addressed to 1375 Anthony Wayne Dr., Wayne PA. 19087.


                   DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                                  Classification
The Fund is an open-end, totally no-load, non-diversified management investment company.

                             Investment Strategies and Risks
All investment strategies and risks were thoroughly discussed in the Prospectus. No additional strategies and risks exist to be discussed here.

                                   Fund Policies
Investment Restrictions: Investment restrictions were selected to aid in main-taining the conservative nature of the Fund. These may not be changed except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
b) of more than 50% of the outstanding voting securities, whichever is less:
a) Sell senior securities
b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the val-ue of its total assets.
c) Act as underwriter for securities of other issuers except insofar as the Fund Fund may be deemed an underwriter in selling its own portfolio securities.
d) Invest over 25% of its assets at the time of purchase in any one industry.
e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
f) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be con-sidered the making of a loan.
g) Sell securities short.
h) Invest in securities of other investment companies except as part of a mer-ger, consolidation, or purchase of assets approved by the Fund's sharehold-ers or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
i) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securi-ties of another issuer.
j) Invest in companies for the purpose of acquiring control.
k) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
l) Pledge, mortgage or hypothecate any of its assets.
m) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
n) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years con-tinuous operation, including the operations of any predecessor.

                    Temporary Defensive Position & Portfolio Turnover
The Fund follows the portfolio management methodology with no exceptions other than the ones considered to be minor that were discussed in the section Princi-ple Investment Strategies of the Fund on page 2 of the Prospectus.


                           MANAGEMENT OF THE FUND

                            Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Invest-ment Adviser to provide investment advice (See Investment Adviser, pg 4 of the Prospectus). It plans to meet six times a year to review Fund progress & status.

                              ManagementInformation
Officers and Directors of the Fund: Their addresses and principal occupations during the past five years are:

  Name and Address          Position            Principal Occupation Past 5 Yrs

Bernard B. Klawans       President                 President
1375 Anthony Wayne Dr.   Interested Director       Valley Forge Fund, Inc.
Wayne, PA.               Age 80                    Valley Forge, PA.

Sandra K. Texter         Treasurer                 Computer Programmer
551 Red Coat Lane        Wife of William Texter    Lockleed Martin
Phoenixville, PA.        Age 50                    King of Prussia, PA.

William A. Texter        Secretary                 Manager Corp. Nuclear Quality
551 Red Coat Lane        Interested Director       PECO Energy Co.
Phoenixville, PA.        Age 54                    Philadelphia, PA.

Victor J. Belanger       Non-Interested            VP & Chief Financial Officer
P.O. Box #96,            Director                  Linearizer Technologies Inc.
Princeton Jct., NJ.      Age 59                    Robbinsville, NJ.

Dr. Gerd H. Dahl         Non-Interested            Retired Chemist
679 Jefferson Rd.        Director                  Bryn Mawr, Pa.
Bryn Mawr, PA.           Age 70

Dr. James P. King        Non-Interested            President
904 Breezwood Lane       Director                  Desilube Technology In c.
Lansdale, PA.            Age 69                    Lansdale, PA.

Donald A. Peterson       Non-Interested            Project Manager
3741 Worthington Rd.     Director                  Lockeed Martin
Collegeville, PA.        Age 60                    King of Prussia, PA.

Compensation and Sales Load: A total of $1,683 has been paid in 2000 to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate officers and directors that are affiliated with the Investment Adviser except as they may benefit through pay-ment of the Advisory fee. There are no sales loads whatsoever.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                               Control Persons
There are no companies or persons that control the Fund. The Fund is controled by its Board of Directors and run by its officers chosen by the Board.

                                 Principal Holders
Major Shareholders: There are five accounts that hold more than 5% of the Fund shares as of 12/31/00.
                                  THESE ARE:
   Shareholder                   Street Address         City and State       %
Regional Phys Ther PSP      132 Adrienne Lane          Wynnewood PA.         9.2
Thomas A. Kane              132 Adrienne Lane          Wynnewood PA.         9.2
Thomas F. Burke             717 Via Airosa             Santa Barbara CA.     7.9
Bernard B. Klawans          1375 Anthony Wayne Dr      Wayne PA.             7.8
William R. Radford          3570 Main Highway          Coconut Grove FL.     5.6

All are independent investors except Mr Klawans  who is president of  the  Fund,
Portfolio Manager  and owner of the  Investment Adviser.   He may be reached  at
the Fund's address.

                              Management Ownership
All officers and directors own 8.39% of the outstanding shares of the Fund.


                       INVESTMENT ADVISORY AND OTHER SERVICES

                              Investment Adviser
Mr. Bernard B. Klawans owns the Investment Adviser and acts as the Portfolio Ad-viser.

                             Principal Underwriter
Please see the Section Underwriters on page 4 of this Part B Statement of Addi-tional Information.

                  Services Provided by the Investment Adviser
The Investment Adviser is responsible for furnishing investment direction advice to the Directors of the Fund on the basis of a continuous review of the port-folio based upon the investment methodology discussed in the section Principal Investment Strategies of the Fund on page 1 of the Prospectus. It then recom-mends to the Fund what and when securities should be purchased or sold. The Adviser charges a fee of one percent of the averaged net asset values for these services and has agreed to waive managemet fees and reimburse the Fund for all Fund expenses exceeding 1.49% of the averaged assets.

                   Third-Party Payments and Service Agreements
A contract agreement has been signed between the Valley Forge Management Corp. and FTC Limited, a company wholly owned by Mr. O'Higgins for use of his method-ology to maintain the portfolio. The contract gives FTC Limited 50% of all man-agement fees paid by the Fund in the form of a royalty & may be terminated only by mutual agreement of both parties. Neither O'Higgins nor FTC Limited will be associated with the Fund or the Investment Adviser in any way except through promotional marketing efforts. He is in the process of patenting this method-ology described in detail in his book "Beating the Dow - with Bonds".

A contract agreement has also been signed between the Valley Forge Management Corp. & Sandra K. Texter as part of the Fund Startup effort. The contract gives Mrs. Texter 20% of all management fees paid by the Fund in the form of a royal-ty and may be terminated only by mutual agreement of both parties. Mrs. Texter may contribute any additional support pro bono at any time she wishes. Mrs. Ellen Klawans has a contract that has the same conditions as Mrs. Texter.

                           Other Investment Advice
There is no individual or organization that receives renumeration from the In-vestment Adviser or the Fund for providing investment advice except brokers that receive competetive commissions on the purchase and sale of the Fund's securi-ties.

                        Dealer Reallowances and Other Services
There are no dealer reallowances, Rule 12b-1 plans, paid advertising, compensa-tion to underwriters or broker dealers, sales personnel or interest, carring or other finance charges. The Fund does send Prospectuses when it receives unsoli-cited requests and pays Delaware Charter and Gurantee Co. to allow the Valley Forge Management Corp to act in their name as trustee for Fund IRA shareholders.


                     BROKERAGE  ALLOCATION AND OTHER PRACTICES

                              Brokerage Transactions
 The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

                                   Commissions
Other than set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. In its most recently completed year, 2000, the Fund paid $50.00 in brokereage commissions. Brokerage commissions were zero in both 1999 and 1998 because all US zero Coupon Bonds were purchased flat. This means that the price quoted as the asked price was the price paid for the Bond. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

                                Brokerage Selection
The Fund will place all orders for purchase and sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of exe-cution and price, may furnish statistical or other factual information and ser-vices, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of as-sistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

                  Directed Brokerage and Regular Broker-Dealers
The Fund and Investment Adviser receive unsolicited solicitations and literature from many brokers. It is impossible to evaluate the usefullness of the informa-tion received, particulary in view of the portfolio managenment methodology used by the Fund. It selects brokers based on competive commission rates and trans-action services rendered. The Fund holds no securities of any broker-dealer.


                      CAPITAL STOCK AND OTHER SECURITIES
Capital stock and other securities are discussed at length in our Prospectus un-der the section, Capital Stock on Page 5.


                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

                              Purchase of Shares
Purchase of Fund shares is discussed at length in the section entitled Purchase of Fund Shares on page 6 of our Prospectus

                            Fund Reorganizations
There have been no Fund reorganization efforts to date of any kind.

                      Offering Price and Redemption in Kind
The Fund always trades at the net asset value. That means that the offering and redemption prices are always the same. Details about the offering price are given in the section entitled Pricing of Fund Shares on page 5 of our Prospec-tus. Redemption in kind is discussed in the section Redemption of Shares on page 6 of our Prospectus.


                              TAXATION OF THE FUND

Taxation of the Fund is discussed in the section Tax Consequences on page 7 of our Prospectus.


                            UNDERWRITERS OF THE FUND

The Investment Adviser is a registered transfer agent and handles all Fund share purchases and redemptions. There are no employee charges for these services, but the Fund is charged for supplies and postage. Stock certificates will not be issued because of the chance of loss and the accompaning costs of reissue in-demnification. All shareholder holdings are maintained in book form.


                        CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation: The average ending redeemable values of a hypothetical $10,000 investment made at the Funds inception on January 30, 1998 would have been $11,979 on December 31, 2000, $9,215 on December 31, 1999 and $11,590 on December 31, 1998.

                             FINANCIAL STATEMENTS

                          INDEPENDENT AUDITORS REPORT

                       Larson Allen Weushair & Co., LLP
                         Certified Public Accountants
                        16 Sentry Park West  Suite 310
                           Blue Bell, PA 19422-2240
                                 610-446-4771


Board of Directors and Shareholders
The O'Higgins Fund, Inc.
Valley Forge, Pennsylvania

We have audited the accompanying statement of assets and liabilities of The O'Higgins Fund, Inc., including the schedule of investments in securities as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the per-iod then ended, and the financial highlights and related ratios/supplemental data for the initial period from January 30, 1998 (date of inception) to Decem-ber 31, 1998 and each of the two years in the period then ended. These finan-cial statements and financial highlights and related ratios/-suplemental data are the responsibility of the Fund's Management. Our responsibility is to ex-press an opinion on these financial statements and financial highlights and re-lated ratios/supplemental data based on our audits. The financial statements for the year ended December 31, 1999 were audited by Mathieson Aitken Jemisob, LLP, who merged with Larson, Allen, Weishair & Co., LLP as for January 1, 2001, whose auditors report was dated January 12, 2000.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and related ratios/supplemmental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements. Our procedures included confirmation of securities owned as of Decembeer 31, 2000, verified by examination and by cor-respondence with brokers and the application of alternate auditing procedures for unsettled security transactions. An audit also includes assessing the ac-counting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per share data and ratios referred to above present fairly, in all material respects, the finan-cial position of The O'Higgins Fund, Inc. as of December 31, 2000, the results of its operations, the changes in its net assets and the selected per share ra-tios for the initial period and years then ended, in conformity with generally accepted accounting principles.



                                                   (Signature)

                                       Larson, Allen, Weishair & Co., LLP


Blue Bell, Pennsylvania
January 16, 2001

                             THE O'HIGGINS FUND, INC.
              STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 2000


ASSETS:
 Investments, at value (cost $3,259,748)                             $3,247,427
 Receivables, interest                                                      260
                                                                     ----------
  TOTAL ASSETS                                                        3,247,687
                                                                     ----------
  NET ASSETS (equivalent to $10.44/sh based on 311,021 sh of cap-
  ital stock outstanding, 10,000,000 authorized, $.001 par value)    $3,247,687
                                                                     ==========



COMPOSITION OF NET ASSETS: Shares of common stock                    $      311
 Paid in capital                                                      3,338,855
 Accumulated net investment income                                      (79,158)
 Net unrealized depreciation of investments                             (12,321)
                                                                     ----------
  NET ASSETS, December 31, 2000                                      $3,247,687
                                                                     ==========

                          STATEMENT OF OPERATIONS
                       Year Ended December 31, 2000

INVESTMENT INCOME: Amortization of zero coupon bonds                 $  168,170
 Interest earned                                                          6,762
 Other income                                                               392
                                                                     ----------
  TOTAL INVESTMENT INCOME                                               175,324

EXPENSES: Audit fee                                                       9,300
 Management fee                                                          27,117
 Officer and director expense                                             1,683
 Office expense                                                           5,642
 Registration and filing fees                                             2,208
                                                                     ----------
  TOTAL EXPENSES                                                         45,950
                                                                     ----------
  INVESTMENT INCOME, NET                                                129,374

REALIZED LOSS FROM INVESTMENTS                                          (79,522)

NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                    744,314
                                                                     ----------
  NET GAIN ON INVESTMENTS                                               664,792
                                                                     ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  794,166
                                                                     ==========









                     See accompaning notes to financial statements

                           THE O'HIGGINS FUND, INC.
                           SCHEDULE OF INVESTMENTS
                        Year Ended December 31, 2000
                                                           Face
                                                          Amount       Value
                                                       ___________  ___________
U.S. GOVERNMENT OBLIGATIONS,   96.71%
 U.S. Treasury Bonds, stripped principal, due 2/15/27  $13,545,000  $ 3,140,747
                                                                    -----------
  TOTAL BONDS                    (Cost 3,153,068)                   $ 3,140,747

SHORT TERM INVESTMENT:         3.28%
 Commerce Bank Gold Money Market 3.70%                     106,680      106,680
                                                                    -----------
  TOTAL SHORT TERM INVESTMENT    (Cost $  106,680)                  $   106,680
                                                                    -----------
   TOTAL INVESTMENTS                                                $ 3,247,427
                                                                    ===========


                       STATEMENT OF CHANGES IN NET ASSETS
                     Years Ended December 31, 2000 and 1999

                                                           2000          1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Investment income net                                 $  129,374    $  138,754
 Realized loss on investments                             (79,522)
 Net change in unrealized appreciation (depreciation)     744,314      (823,822)
                                                       -----------   ----------
  NET INC (DEC) IN NET ASSETS RESULTING FROM OPERATIONS    794,166     (685,058)

 Distributions to shareholders from investment inc, net   (129,374)    (138,402)
 Net capital share transactions                           (239,870)   1,946,510
                                                       -----------  -----------
  NET INCREASE IN NET ASSETS                               424,922    1,123,050

NET ASSETS, BEGINNING OF YEAR                            2,822,765    1,699,715
                                                       -----------  -----------
NET ASSETS, END OF YEAR                                $ 3,247.687  $ 2,822,765
                                                       ===========  ===========

                            NOTES TO FINANCIAL STATEMENTS

NOTE 1 SUMMARY - SIGNIFICANT ACCOUNTING POLICIES: NATURE OF OPERATIONS - The O'- Higgins Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The fol-lowing is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

SECURITY VALUATIONS - The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Short term investments are valued at cost.

FEDERAL INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore no fed-eral income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund intends to distribute to shareholders substantially all of its net investment income and net realized long-term capi-tal gains at year end.

ESTIMATES - The preparation of financial statements in conformity with generally accepted acccounting principles requires management to make estimates and as-sumptions that affect the reported amount of assets and liabilities and dis-closure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of income and expense during the reporting per-iod. Actual results could differ from these estimates.

OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend in-come is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Zero coupon bonds are amortized to investment income by the in-terest method. The amortization is included in the cost of investments in de-termining the net change in unrealized appreciation/depreciation on investments.

NOTE 2 CAPITAL SHARE TRANSACTIONS - As of December 31, 2000, the total par val-ue and paid in capital totaled $3,339,166.
Transactions in capital stock were as follows:
                                             Year Ended December 31,
                                          2000                    1999
                                    Shares     Amount       Shares     Amount
                                  --------- -----------   --------- -----------
Shares sold                         46,986  $   454,192    286,319  $ 2,941,925
Shares issued in reinvest of div    12,031      126,322     15,692      132,600
Shares redeemed                    (85,555)    (820,384)  (118,291)  (1,128,015)
                                  --------   ----------   --------- -----------
Net increase                       (26,538) $  (239,870)   183,720  $ 1,946,510
                                  ========   ==========   ========= ===========

NOTE 3 INVESTMENTS - For the year ended December 31, 2000, purchases and sales of investment securities, U.S. Treasury Bonds, aggregated $54,356 and $567,360 respectively. The gross unrealized appreciation for all securities totaled $112,665 & the gross unrealized depreciation for all securities totaled $124,986 or a net unrealized depreciation of $12,321. The aggregate cost of securities for federal income tax purposes at December 31, 2000 was $3,153,068. The reali-zed loss on investments for the year ended December 31, 2000 was $79,522, all of which were long transactions.

NOTE 4 INVESTMENT ADVISORY AGREEMENT & OTHER RELATED TRANSACTIONS - The Fund has an investment advisory agreement with the Valley Forge Management Corp.,(VFMC). The Fund has agreed to pay VFMC a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund & are payable monthly. For the year ended December 31, 2000, VFMC received $27,117 in investment advisory fees. Mr. Bernard Klawans is the sole owner, di-rector and officer of VFMC and is also the president of the Fund.

VFMC has entered into a contract with FTC Limited, a company wholly owned by Michael B. O'Higgins, for use of his methodology to establish and maintain the Fund's investment portfolio. The contract gives FTC Limited 50% of all manage-ment fees paid by the Fund in the form of a royalty and may be terminated only by mutual agreement by both parties.

VFMC has also entered into a contract with Mrs. Sandra K. Texter and Mrs. Ellen Klawans for support they supplied pro bono during the registration of The O'Hig-gins Fund and until the Fund passed $2,500,000 in assets. The contract gives each woman 20% of all management fees paid by the Fund in the form of a royalty and may be terminated only by mutual agreement by each party involved.

NOTE 5 DISTRIBUTION TO SHAREHOLDERS - On December 31, 2000, a distribution of $.43 per share aggregating $129,374 was paid to shareholders of record on Decem-ber 31, 2000 from net investment income.
                                     - 8 -

                            FORM N-1A
                    PART C - OTHER INFORMATION


           Contents                                    Page #

    1.  Financial Statements & Exhibits.................. 1

    2.  Control Persons.................................. 1

    3.  Number of Shareholders........................... 1

    4.  Indemnification.................................. 1

    5.  Activities of Investment Adviser................. 1

    6.  Principal Underwriters........................... 1

    7.  Location of Accounts & Records................... 1

    8.  Management Services.............................. 1

    9.  Distribution Expenses............................ 1

   10.  Undertakings..................................... 1

   11.  Auditor's Consent................................ 2

   12.  Signatures....................................... 3





           Exhibits

        Reimbursement Agreements - Officers/Directors....10ii

 1.a. Financial Statements - Performance comparisons with the S&P 500 Index  and financial information on a per share basis on a yearly basis since inception are presented in Part A. All other financial statements in Part B including:
      STATEMENT OF ASSETS & LIABILITIES                       DECEMBER 31, 2000
      STATEMENT OF OPERATIONS, YEAR ENDED                     DECEMBER 31, 2000
      STATEMENT OF INVESTMENTS IN SECURITIES, YEAR ENDED      DECEMBER 31, 2000
      STATEMENT OF CHANGES IN NET ASSETS, YEARS ENDED DECEMBER 31 2000 AND 1999
      NOTES TO FINANCIAL STATEMENTS                           DECEMBER 31, 2000
   b. Exhibits
      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.i)   Investment Advisory Contract
      (10.ii)  Reimbursement Agreements with Officers and/or Directors
      (99.1)   Opinion of Counsel concerning Fund securities.
   All exhibits are incorporated by reference to pre-effective amendment no. 2 of the Securities Act of 1933 except exhibit (10ii) which is attached.
   The "Consent of Independent Certified Public Accountants" is presened on page two of this Section, Part C - Other Information.

 2.Control Persons - Not applicable.

 3.Number of Shareholders - There were one hundred thirty-six shareholders in The O'Higgins Fund as of December 31, 2000.

 4.Indemnification - The Fund has been advised that, in the opinion of the Se-curities and Exchange Commission, indemnification for liability arising un-der the Securities Act of 1933 to directors, officers and cotrolling persons of the Fund is against public policy as expressed in the Act and is there-fore, unenforceable. In the event that claims for indemnification against such liabilities (other than payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the suc-cessful defense of any action, suit or proceeding) is asserted by such di-rector, officer or controlling person in connection with the securities be-ing registered, the Fund will, unless in the opinion of its counsel the mat-ter has been settled by controlling precedent, submit to a court of appro-priate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 5.Activities of Investment Adviser - The Valley Forge Management Corporation's activity at the present time is performance on its Investment Advisory Con-tract currently effective with The O'Higgins Fund and the Valley Forge Fund, Inc. Mr Bernard B. Klawans; owner, officer and director of the Valley Forge Management Corp. is also President of the Bookkeeper Corp. Wayne, PA. that leases apartments in Crum Lynne Pa. and the Raven Motel in Media PA.

 6.Principal Underwriter - The Investment Adviser provides underwriting func-tions for the Fund.

 7.Location of Accounts and Records - All Fund records are held at corporate headquarters - 1375 Anthony Wayne Drive, Wayne PA. 19087 - with the excep-tion of scurity certificates that are held in a safe deposit box at the Com-merce Bank, Valley Forge, PA.

 8.Management services - Not applicable

 9.Distribution Expenses - The Fund currently bears no distribution expenses other than those associated with shareholder servicing.

10.This filing is essentially unchanged as Amendment 4 under the 40 Act except that financial statements are presented that represent the Fund's status as of December 31, 2000.

                        Larson Allen Weishair & Co. LLPN
                          Certified Public Accountants
                         16 Sentry Park West - Suite 310
                            Blue Bell, PA 19422-2240
                                 215-643-3900




               CONSENT TO INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the inclusion by reference to the Post Effective Amendment No. 6 on Form N-1A of The O'Higgins Fund, Inc. of our report dated January 16, 2001 on our examination of the financial statements of such Company. We also consent to the reference to our firm in such Registration Statement.



                                                           (Signature)
                                                LARSON ALLEN WEISHAIR & CO., LLP


Blue Bell, Pennsylvania
March 19, 2001




































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

     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, The O'Higgins Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 19th day of March, 2001.


                                                  The O'Higgins Fund


                                                  Bernard B. Klawans
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Bernard B. Klawans         President, CEO and Director               03/19/01

Sandra K. Texter           Chief Financial Officer                   03/19/01

William A. Texter          Secretary and Director                    03/19/01

Victor J. Belanger         Director                                  03/19/01

Dr. Gerd H. Dahl           Director                                  03/19/01

Dr. James P. King          Director                                  03/19/01

Donald A. Peterson         Director                                  03/19/01
























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